Financial Assets at Amortised Cost (Details) - Schedule of gross carrying amount expected credit loss in mortgage loans - Mortage loans [Member] - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Gross carrying amount [Member]
Financial Assets at Amortised Cost (Details) - Schedule of gross carrying amount expected credit loss in mortgage loans [Line Items]
Beginning balance	$ 13,876,174	$ 12,411,825
Transfers from stage 1 to stage 3
Transfers from stage 2 to stage 3
Transfers from stage 2 to stage 1
Transfers from stage 3 to stage 2
Transfers from stage 3 to stage 1
Net changes of financial assets	1,879,612	1,504,063
Write-off	(22,282)	(31,895)
Other adjustments	(4,495)	(7,819)
Ending balance	15,729,009	13,876,174
Gross carrying amount [Member] | Stage 1 [Member]
Financial Assets at Amortised Cost (Details) - Schedule of gross carrying amount expected credit loss in mortgage loans [Line Items]
Beginning balance	12,966,600	11,518,363
Transfers from stage 1 to stage 2	(770,851)	(157,009)
Transfers from stage 1 to stage 3	(127,190)	(29,280)
Transfers from stage 2 to stage 3
Transfers from stage 2 to stage 1	752,897	121,278
Transfers from stage 3 to stage 2
Transfers from stage 3 to stage 1	588	508
Net changes of financial assets	1,854,186	1,520,280
Write-off
Other adjustments	(4,150)	(7,540)
Ending balance	14,672,080	12,966,600
Gross carrying amount [Member] | Stage 2 [Member]
Financial Assets at Amortised Cost (Details) - Schedule of gross carrying amount expected credit loss in mortgage loans [Line Items]
Beginning balance	367,837	392,372
Transfers from stage 1 to stage 2	770,851	157,009
Transfers from stage 1 to stage 3
Transfers from stage 2 to stage 3	(326,428)	(172,574)
Transfers from stage 2 to stage 1	(752,897)	(121,278)
Transfers from stage 3 to stage 2	289,978	122,001
Transfers from stage 3 to stage 1
Net changes of financial assets	18,544	(9,792)
Write-off
Other adjustments	(418)	99
Ending balance	367,467	367,837
Gross carrying amount [Member] | Stage 3 [Member]
Financial Assets at Amortised Cost (Details) - Schedule of gross carrying amount expected credit loss in mortgage loans [Line Items]
Beginning balance	541,737	501,090
Transfers from stage 1 to stage 3	127,190	29,280
Transfers from stage 2 to stage 3	326,428	172,574
Transfers from stage 2 to stage 1
Transfers from stage 3 to stage 2	(289,978)	(122,001)
Transfers from stage 3 to stage 1	(588)	(508)
Net changes of financial assets	6,882	(6,425)
Write-off	(22,282)	(31,895)
Other adjustments	73	(378)
Ending balance	689,462	541,737
ECL allowance [Member]
Financial Assets at Amortised Cost (Details) - Schedule of gross carrying amount expected credit loss in mortgage loans [Line Items]
Beginning balance	143,658	112,522
Transfers from stage 1 to stage 2	19,470	(162)
Transfers from stage 1 to stage 3	8,628	2,035
Transfers from stage 2 to stage 3	9,597	10,687
Transfers from stage 2 to stage 1	(24,044)	(994)
Transfers from stage 3 to stage 2	(15,983)	(10,298)
Transfers from stage 3 to stage 1	(229)	(36)
Net changes of the exposure and modifications in credit risk	43,903	61,876
Write-off	(22,282)	(31,895)
Other adjustments	38	(77)
Ending balance	162,756	143,658
ECL allowance [Member] | Stage 1 [Member]
Financial Assets at Amortised Cost (Details) - Schedule of gross carrying amount expected credit loss in mortgage loans [Line Items]
Beginning balance	25,385	25,065
Transfers from stage 1 to stage 2	(7,352)	(15,297)
Transfers from stage 1 to stage 3	(2,210)	(715)
Transfers from stage 2 to stage 3
Transfers from stage 2 to stage 1	6,022	7,681
Transfers from stage 3 to stage 2
Transfers from stage 3 to stage 1	4	8
Net changes of the exposure and modifications in credit risk	(2,464)	8,649
Write-off
Other adjustments	3	(6)
Ending balance	19,388	25,385
ECL allowance [Member] | Stage 2 [Member]
Financial Assets at Amortised Cost (Details) - Schedule of gross carrying amount expected credit loss in mortgage loans [Line Items]
Beginning balance	12,728	8,441
Transfers from stage 1 to stage 2	26,822	15,135
Transfers from stage 1 to stage 3
Transfers from stage 2 to stage 3	(20,901)	(9,062)
Transfers from stage 2 to stage 1	(30,066)	(8,675)
Transfers from stage 3 to stage 2	19,302	3,529
Transfers from stage 3 to stage 1
Net changes of the exposure and modifications in credit risk	2,585	3,356
Write-off
Other adjustments	(8)	4
Ending balance	10,462	12,728
ECL allowance [Member] | Stage 3 [Member]
Financial Assets at Amortised Cost (Details) - Schedule of gross carrying amount expected credit loss in mortgage loans [Line Items]
Beginning balance	105,545	79,016
Transfers from stage 1 to stage 3	10,838	2,750
Transfers from stage 2 to stage 3	30,498	19,749
Transfers from stage 2 to stage 1
Transfers from stage 3 to stage 2	(35,285)	(13,827)
Transfers from stage 3 to stage 1	(233)	(44)
Net changes of the exposure and modifications in credit risk	43,782	49,871
Write-off	(22,282)	(31,895)
Other adjustments	43	(75)
Ending balance	$ 132,906	$ 105,545